Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
The following table reflects information relating to the cross-currency swaps as at September 30, 2017.

		Floating Rate Receivable
Principal Amount NOK (in thousands)	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
900,000	150,000	NIBOR	4.35%	6.43%	(39,088)	0.9
1,000,000	134,000	NIBOR	3.70%	5.92%	(9,862)	2.6
1,200,000	146,500	NIBOR	6.00%	7.70%	7,682	4.1
					(41,268)

Interest Rate Swap Agreements
As at September 30, 2017, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(3,257)	0.9	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	143,750	(23,754)	11.3	5.2
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	42,845	(898)	3.8	2.8
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	331,933	(20,538)	1.8	3.4
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	101,833	(171)	1.3	1.7
U.S. Dollar-denominated interest rate swaps (v)	LIBOR	197,629	(1,408)	9.2	2.3
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (vi)	EURIBOR	233,763	(30,813)	3.2	3.1
			(80,839)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at September 30, 2017, ranged from 0.30% to 2.80%.

(ii)	Principal amount reducing semi-annually.

(iii)
These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2018 and 2020 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reducing quarterly.

(v)	Principal amount reducing quarterly commencing December 2017.

(vi)	Principal amount reducing monthly to 70.1 million Euros ($82.8 million) by the maturity dates of the swap agreements.
At September 30, 2017, the terms of the interest rate swap underlying the interest rate swaption was as follows:

	Interest Rate Index	Principal Amount $	Option Exercise Date	Carrying Amount of Assets (Liability) $	Remaining Term (Years)	Fixed Interest Rate (%)
Interest rate swaption - Call Option	LIBOR	160,000 (i)	January 31, 2018	15	8.0	3.1
Interest rate swaption - Put Option	LIBOR	160,000 (i)	January 31, 2018	(535)	8.0	2.0

(i)	Amortizing every three months from $160.0 million in January 2018 to $82.5 million in January 2026

Location and Fair Value Amounts of Derivative Instruments
The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Advances to affiliates	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at September 30, 2017
Interest rate swap agreements	—	—	636	(1,990)	(27,817)	(51,668)
Interest rate swaption agreements	—	15	—	—	(535)	—
Cross-currency swap agreements	—	—	8,688	(700)	(41,612)	(7,644)
Toledo Spirit time-charter derivative	646	1,744	—	—	—	—
	646	1,759	9,324	(2,690)	(69,964)	(59,312)
As at December 31, 2016
Interest rate swap agreements	—	—	1,080	(5,514)	(22,432)	(59,735)
Interest rate swaption agreements	—	31	3,252	—	(1,525)	(2,705)
Cross-currency swap agreements	—	—	—	(1,090)	(32,843)	(65,853)
Toledo Spirit time-charter derivative	1,274	500	360	—	—	—
	1,274	531	4,692	(6,604)	(56,800)	(128,293)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments
The effect of the gain (loss) on these derivatives on the Partnership's consolidated statements of (loss) income is as follows:

	Three Months Ended September 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(1,598)	20,523	18,925	(2,283)	20,217	17,934
	(1,599)	20,523	18,925	(2,283)	20,217	17,934

	Nine Months Ended September 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(7,219)	58,128	50,909	(6,903)	34,958	28,055
Cross-currency swap agreements termination	(25,733)	—	(25,733)	—	—	—
	(32,952)	58,128	25,176	(6,903)	34,958	28,055
The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of (loss) income is as follows:

	Three Months Ended September 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(4,528)	1,775	(2,753)	(6,494)	8,436	1,942
Interest rate swaption agreements	—	285	285	—	1,992	1,992
Toledo Spirit time-charter derivative	646	(356)	290	(10)	1,080	1,070
	(3,882)	1,704	(2,178)	(6,504)	11,508	5,004

	Nine Months Ended September 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(13,813)	4,211	(9,602)	(19,750)	(18,441)	(38,191)
Interest rate swaption agreements	—	427	427	—	(16,765)	(16,765)
Interest rate swaption agreements termination	(610)	—	(610)	—	—	—
Toledo Spirit time-charter derivative	526	884	1,410	620	3,930	4,550
	(13,897)	5,522	(8,375)	(19,130)	(31,276)	(50,406)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended September 30, 2017				Three Months Ended September 30, 2016
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
(116)	—	(8)	Interest expense	842	—	(130)	Interest expense
(116)	—	(8)		842	—	(130)

Nine Months Ended September 30, 2017				Nine Months Ended September 30, 2016
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
(1,218)	—	(755)	Interest expense	(8,673)	—	(1,044)	Interest expense
(1,218)	—	(755)		(8,673)	—	(1,044)

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive (loss) income.

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive loss (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges.